TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 10-Dec-12 Page 1 of 3

Payment Determination Statement Number	27
Distribution Date	10-Dec-12
Record Date	09-Dec-12

Dates Covered	From and Including	To and Including
Collections Period	01-Nov-12	30-Nov-12
Accrual Period	08-Nov-12	09-Dec-12
30/360 Days	30
Actual/360 Days	32

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance—Beginning of Period	64,368	$361,496,041.43
Collections of Installment Principal		24,356,682.55
Collections Attributable to Full Payoffs		7,630,317.46
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		1,280,187.51

Pool Balance—End of Period(EOP)	60,997	$328,228,853.91

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		15.62%

Ending Overcollateralization (O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		147.065%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$505,856.05	Trigger	Compliance?
Net Credit Loss Percentage		1.628%	8.00%	Yes
Cumulative Net Credit Losses		$34,209,732.59
Cumulative Recovery Ratio		51.495%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$12,791,780.64	3.897%	2,100
61-90 Days Delinquent		1,734,384.69	0.528%	227
91-120 Days Delinquent		299,609.50	0.091%	36
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		703,783.30	0.214%	74
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$2,737,777.49
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.79113%

		Current Month	Prior Month

Weighted Average A.P.R.		7.527%	7.514%
Weighted Average Remaining Term (months)		16.22	16.90
Weighted Average Seasoning (months)		54.61	53.78

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 10-Dec-12 Page 2 of 3

Cash Sources
Collections of Installment Principal	$24,356,682.55
Collections Attributable to Full Payoffs	7,630,317.46
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	774,331.46
Collections of Interest	2,293,009.67
Investment Earnings	1.00
Reserve Account Draw	0.00

Total Sources	$35,054,342.14

Cash Uses
Servicer Fee	$301,246.70
Backup Servicer Fee	3,012.47
A Note Interest	0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	91,201.02
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	33,267,187.52
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	936,442.03

Total Cash Uses	$35,054,342.14

Administrative Payment
Total Principal and Interest Sources	$35,054,342.14
Investment Earnings in Trust Account	(1.00)
Daily Collections Remitted	(35,054,341.14)
Reserve Account Draw	0.00
Servicer Fee	(301,246.70)
Distribution to Class E Noteholders	(936,442.03)

Payment Due to/(from) Trust Account	($1,237,688.73)

O/C Release (Prospectus pg S42)
Pool Balance	$328,228,853.91

Total Securities	$223,186,828.14

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$936,442.03

Current Net Credit Loss Percentage	1.628%

If Net Credit Loss Percentage is	Required O/C %
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 10-Dec-12 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class B 82,983,000.00 @ 1.65%	66,328,015.66	33,060,828.14	398.4048316	33,267,187.52	400.8915985	91,201.02	1.0990326
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$256,454,015.66	$223,186,828.14		$33,267,187.52		$546,453.42

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 03-Dec-12

(248) 427-2557                        Date